Condensed Consolidated Interim Statements of Comprehensive Loss (Unaudited)	3 Months Ended		6 Months Ended
	Jun. 30, 2026 CAD ($) $ / shares shares	Jun. 30, 2025 CAD ($) $ / shares shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 CAD ($) $ / shares shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 CAD ($) $ / shares shares
Profit or loss [abstract]
Sales of goods	$ 2,560,378	$ 1,901,585		$ 4,792,509		$ 3,443,396
Provision of services	103,859	213,670		184,081		219,574
TOTAL REVENUE	2,664,237	2,115,255		4,976,590		3,662,970
COST OF SALES	(2,131,088)	(1,610,663)		(4,095,680)		(2,848,291)
GROSS PROFIT	533,149	504,592		880,910		814,679
OPERATING EXPENSES
Amortization	1,806	2,257		3,611		4,514
Depreciation	141,866	73,048		263,117		148,464
Director fees	152,717	139,187		272,214		271,838
Insurance	231,515	155,252		459,633		311,001
Office and miscellaneous	2,921,327	1,158,504		4,807,435		1,879,161
Professional fees	1,016,426	293,505		1,619,585		606,062
Research and development	1,412,520	125,813		2,041,158		287,698
Share-based payments	4,924,215	375,452		5,168,279		664,334
Travel	1,161,831	180,035		1,791,399		305,042
Employee and management expenses	4,152,237	2,471,263		7,653,251		4,407,235
Total operating expenses	(16,116,460)	(4,974,316)		(24,079,682)		(8,885,349)
OTHER INCOME (EXPENSE)
Change in fair value of derivative liability	(8,931)	(180,318)		1,038,800		(22,489)
Finance and other gain	1,141,588	10,464		1,819,740		44,494
Foreign exchange gain (loss)	2,351,191	(87,168)	$ 12,550,215	5,045,723	$ 2,267,191	(104,408)
Gain (loss) on disposal of assets	6,170	(304)		(202)		(304)
Gain on recovery of notes receivable		8,233				34,185
Other income (expense)	60,459	(43,344)		(2,366,989)		(67,794)
Total Other operating income	3,550,477	(292,437)		5,537,072		(116,316)
NET LOSS	(12,032,834)	(4,762,161)		(17,661,700)		(8,186,986)
Items that may be reclassified to profit or loss
Foreign exchange translation	201,170	5,415		161,609		(10,645)
Items that will not be reclassified to profit or loss
Change in fair value of equity investments at FVOCI		7,112		(42,857)		14,285
COMPREHENSIVE LOSS	$ (11,831,664)	$ (4,749,634)		$ (17,542,948)		$ (8,183,346)
Net Loss per share - Basic | $ / shares	$ (0.33)	$ (0.61)		$ (0.51)		$ (1.23)
Net Loss per share - Diluted | $ / shares	$ (0.33)	$ (0.61)		$ (0.51)		$ (1.23)
Weighted average number of common shares outstanding - Basic | shares	36,742,129	7,861,691	34,369,126	34,369,126	6,651,466	6,651,466
Weighted average number of common shares outstanding - Diluted | shares	36,742,129	7,861,691	34,369,126	34,369,126	6,651,466	6,651,466